Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income	$ 3,091	$ 2,547
Items not requiring (providing) cash
Depreciation and amortization	963	815
Amortization of intangible assets	119	113
Provision for loan losses	1,968	1,816
Provision for losses on foreclosed real estate	87	90
Amortization of premiums and discounts on securities-net	(68)	141
Amortization and impairment of mortgage servicing rights	47	52
Deferred income taxes	(44)	(365)
Gain on sales of securities	(370)	(47)
Originations of loans held for sale	(5,904)	(14,096)
Proceeds from sale of loans held for sale	5,998	14,280
Net gains on sales of loans	(94)	(184)
Amortization of ESOP	203	201
Expense related to share-based compensation plans	200	220
Loss (gain) on sale of real estate and other repossessed assets	15	(30)
Changes in
Bank-owned life insurance	(271)	(383)
Accrued interest receivable	31	777
Other assets	391	440
Interest payable and other liabilities	(125)	244
Net cash provided by operating activities	6,237	6,631
Investing Activities
Purchases of available-for-sale securities	(88,899)	(104,099)
Proceeds from maturities of available-for-sale securities	94,993	100,674
Proceeds from sales of available-for-sale securities	9,111	3,489
Proceeds from maturities of held-to-maturity securities	1,581	6,927
Proceeds from sales of held-to-maturity securities	302	971
Net changes in certificates of deposit in other financial institutions	2,564	15,011
Net change in loans	(8,168)	(23,604)
Purchases of premises and equipment	(1,489)	(1,404)
Proceeds from sales of foreclosed assets	474	676
Net cash provided by (used in) investing activities	10,469	(1,359)
Financing Activities
Net increase (decrease) in deposits	3,094	(19,097)
Net change in Federal Home Loan Bank advances and short term borrowings	(12,374)	(4,113)
Cash dividends paid	(2,988)	(2,960)
Proceeds from purchase of shares by the dividend reinvestment plan	236	458
Shares purchased for deferred compensation plan	72	104
Net cash used in financing activities	(11,960)	(25,608)
Increase (Decrease) in Cash and Cash Equivalents	4,746	(20,336)
Cash and Cash Equivalents, Beginning of Year	10,935	31,271
Cash and Cash Equivalents, End of Year	15,681	10,935
Supplemental Cash Flows Information
Interest paid on deposits and borrowings	4,810	6,541
Federal income taxes paid	985	445
Supplemental Disclosure of Non-Cash Investing Activities
Transfers from loans to foreclosed assets held for sale	710	1,271
Unrealized gains (losses) on securities designated as available for sale, net of related tax effects	406	(213)
Change in unfunded status of defined benefit plan liability	$ (937)	$ 20